SUPPLEMENT TO THE
                     FIRST INVESTORS EQUITY FUNDS PROSPECTUS
                             dated January 29, 2002
                                 relating to the
                       FIRST INVESTORS FOCUSED EQUITY FUND



1. IN THE FUND OVERVIEW SECTION ON PAGE 49, THE FIRST SENTENCE IN THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" IS REPLACED WITH THE FOLLOWING:


            The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies.

2. IN THE FUND IN DETAIL SECTION ON PAGE 53, THE FIRST SENTENCE IN THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" IS REPLACED WITH THE FOLLOWING:


            The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies.

3. IN THE FUND MANAGEMENT SECTION ON PAGE 62, THE SECOND FULL PARAGRAPH IS REPLACED WITH THE FOLLOWING:


            The  Focused   Equity  Fund  is  managed  by  Matthew  E.  Megargel,
            Certified Financial Analyst and Senior Vice President. Mr. Megargel joined WMC in 1983 as a Global Industry Analyst and began managing portfolios in 1990.



THIS SUPPLEMENT IS DATED AUGUST 21, 2002.

                                SUPPLEMENT TO THE
                     FIRST INVESTORS EQUITY FUNDS PROSPECTUS
                             DATED JANUARY 29, 2002
                                 RELATING TO THE
                      FIRST INVESTORS UTILITIES INCOME FUND



      The Board of Directors ("Board") of the First Investors Series Fund II, Inc. recently approved the following changes relating to the First Investors Utilities Income Fund ("Fund"), subject to the approval of shareholders at a meeting that is presently scheduled for October 15, 2002. If such approval is obtained, (1) the Fund will be renamed the First Investors Value Fund, (2) the Fund's investment objective will be total return, and (3) the Fund will no longer concentrate its investments in securities of utilities companies. The Fund will invest primarily in income-producing securities of companies in many industries that the Fund's investment adviser believes are undervalued based upon fundamental research. If the necessary shareholder approval is obtained, the changes will become effective on or about December 31, 2002.


THIS SUPPLEMENT IS DATED AUGUST 20, 2002.

                                SUPPLEMENT TO THE
                          FIRST INVESTORS EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 29, 2002
                                 RELATING TO THE
                      FIRST INVESTORS UTILITIES INCOME FUND



      The Board of Directors ("Board") of the First Investors Series Fund II, Inc. recently approved the following changes relating to the First Investors Utilities Income Fund ("Fund"). These changes will not take effect unless Fund shareholders approve the changes at a meeting that is presently scheduled for October 15, 2002. If approved by shareholders, these changes become effective December 31, 2002.

      First, the Board approved a new diversification policy. Currently, with respect to 100% of its assets, the Fund will not purchase more than 10% of the outstanding voting securities of any one issuer, or more than 10% of any class of voting securities of one issuer. The proposed policy would state that, with respect to 75% of the total assets of the Fund, the Fund may not invest more than 5% of its assets in securities of any one issuer or purchase more than 10% of the voting securities of any one issuer.

      Second, the Board approved elimination of the fundamental policy that prohibits the Fund from investing in issuers whose securities are owned by officers and directors of the Fund or its investment adviser.

      Third, the Board approved elimination of the fundamental policy that prohibits the Fund from investing in issuers for purposes of controlling the issuer.

      Fourth, the Board approved elimination of the fundamental policy that prohibits the purchase or sale of securities by the Fund to or from the investment adviser or officers and directors of the Fund.

      Finally, the Board approved a non-fundamental policy that provides for the Fund to write covered call options.



THIS SUPPLEMENT IS DATED AUGUST 20, 2002.

                        SUPPLEMENT TO THE FIRST INVESTORS
                         FOCUSED EQUITY FUND PROSPECTUS
                             DATED JANUARY 29, 2002


1. IN THE FUND OVERVIEW SECTION ON PAGE 4, THE FIRST SENTENCE IN THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" IS REPLACED WITH THE FOLLOWING:


            The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies.

2. IN THE FUND IN DETAIL SECTION ON PAGE 8, THE FIRST SENTENCE IN THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" IS REPLACED WITH THE FOLLOWING:


            The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies.

3. IN THE FUND MANAGEMENT SECTION ON PAGE 10, THE LAST PARAGRAPH IS REPLACED WITH THE FOLLOWING:


            The Focused Equity Fund is managed by Matthew E. Megargel, Certified Financial Analyst and Senior Vice President. Mr. Megargel joined WMC in 1983 as a Global Industry Analyst and began managing portfolios in 1990.



THIS SUPPLEMENT IS DATED AUGUST 21, 2002.

                        SUPPLEMENT TO THE FIRST INVESTORS
                        UTILITIES INCOME FUND PROSPECTUS
                                      DATED
                                JANUARY 29, 2002




      The Board of Directors ("Board") of the First Investors Series Fund II, Inc. recently approved the following changes relating to the First Investors Utilities Income Fund ("Fund"), subject to the approval of shareholders at a meeting that is presently scheduled for October 15, 2002. If such approval is obtained, (1) the Fund will be renamed the First Investors Value Fund, (2) the Fund's investment objective will be total return, and (3) the Fund will no longer concentrate its investments in securities of utilities companies. The Fund will invest primarily in income-producing securities of companies in many industries that the Fund's investment adviser believes are undervalued based upon fundamental research. If the necessary shareholder approval is obtained, the changes will become effective on or about December 31, 2002.

THIS SUPPLEMENT IS DATED AUGUST 20, 2002.